CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 18,312	$ 16,121	$ 13,899
Cost of sales	8,797	7,056	6,532
Gross Profit	9,515	9,065	7,367
Research and development expenses, net	1,095	951	825
Selling and marketing expenses	3,478	2,968	2,676
General and administrative expenses	932	865	823
Legal settlements, acquisition and restructuring expense and impairment	901	410	638
Operating income	3,109	3,871	2,405
Financial expenses - net	153	225	202
Income before income taxes	2,956	3,646	2,203
Provision for income taxes	127	283	166
Share in losses of associated companies - net	61	24	33
Net income	2,768	3,339	2,004
Net income attributable to non-controlling interests	9	8	4
Net income attributable to Teva	$ 2,759	$ 3,331	$ 2,000
Earnings per share attributable to Teva:
Basic	$ 3.10	$ 3.72	$ 2.29
Diluted	$ 3.09	$ 3.67	$ 2.23
Weighted average number of shares (in millions):
Basic	890	896	872
Diluted	893	921	896